Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision for the years ended December 31, were as follows:

(millions)	2022	2021	2020
Current tax provision
Federal	$733.2	$739.5	$1,395.7
State	12.7	20.7	35.6
Deferred tax expense (benefit)
Federal	(528.7)	98.6	35.8
State	(16.6)	0.3	1.5
Total income tax provision	$200.6	$859.1	$1,468.6

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the consolidated statements of comprehensive income differed from the statutory rate for the years ended December 31, as follows:

	2022		2021		2020
(millions)	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact
Income before income taxes	$922.1		$4,210.0		$7,173.2
Tax at statutory federal rate	$193.6	21%	$884.1	21%	$1,506.4	21%
Tax effect of:
Goodwill impairment[1]	47.2	5	0	0	0	0
Stock-based compensation	(18.1)	(2)	(19.4)	(1)	(22.7)	(1)
Tax credits	(14.8)	(2)	(9.9)	0	(5.4)	0
Tax-preferenced investment income	(12.7)	(1)	(13.2)	0	(15.2)	0
Nondeductible compensation expense	11.1	1	8.4	0	6.4	0
Tax-deductible dividends	(1.8)	0	(9.4)	0	(25.1)	(1)
State income taxes, net of federal taxes	(3.1)	0	16.6	0	29.3	1
Other items, net	(0.8)	0	1.9	0	(5.1)	0
Total income tax provision	$200.6	22%	$859.1	20%	$1,468.6	20%
[1] The ARX acquisition did not create goodwill for income tax purposes. As a result, the impairment is not deductible for income tax purposes.

Components of Net Deferred Tax Assets	The following table shows the components of the net deferred tax assets and liabilities at December 31:

(millions)	2022	2021
Federal deferred income tax assets:
Net unrealized losses on fixed-maturity securities	$742.9	$0
Unearned premiums reserve	719.2	642.7
Loss and loss adjustment expense reserves	239.9	224.3
Non-deductible accruals	225.9	220.8
Software development costs	37.8	0
Operating lease liabilities	28.8	37.9
Investment basis differences	17.0	19.1
Hedges on forecasted transactions	3.8	4.0
Other	12.7	7.2
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(387.3)	(811.1)
Deferred acquisition costs	(324.3)	(284.7)
Property and equipment	(97.0)	(94.6)
Operating lease assets	(28.8)	(37.9)
Loss and loss adjustment expense reserve transition adjustment	(24.1)	(32.3)
Intangible assets	(11.1)	(16.9)
Prepaid expenses	(6.5)	(6.8)
Net unrealized gains on fixed-maturity securities	0	(15.0)
Other	(17.4)	(9.6)
Net federal deferred income taxes	1,131.5	(152.9)
State deferred income tax assets[1]	42.2	16.3
State deferred income tax liabilities[1]	0	(1.5)
Total	$1,173.7	$(138.1)
[1] State deferred assets and liabilities are recorded in other assets and accounts payable, accrued expenses, and other liabilities, respectively, on the consolidated balance sheets.